MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

September 30, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:             MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Global New Discovery Fund (the “New Fund”); Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 52 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 51 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information of the Fund, which have not been marked.

This Amendment is being filed in order to register the New Fund as a series of the Trust, and accordingly, the anticipated effective date is the 75th day after filing (December 14, 2011).

If you have any questions concerning the foregoing, please call the Karen Schorfheide-Ray at (617) 954-5801.

Sincerely,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President and Senior Counsel

TMF/bjn

Enclosures